Third Party Guarantees, Other Contingent Assets and Liabilities, and Other Commitments	12 Months Ended
Dec. 31, 2017
Disclosure Of Other Provisions [Abstract]
Third Party Guarantees, Other Contingent Assets and Liabilities, and Other Commitments
33.	THIRD PARTY GUARANTEES, OTHER CONTINGENT ASSETS AND LIABILITIES, AND OTHER COMMITMENTS.

33.1 Direct guarantees.

As of December 31, 2017 and 2016, the Group had future energy purchase commitments amounting to ThCh$ 16,493,309,264 and ThCh$18,694,023,941, respectively.

33.2 Indirect guarantees

				Debtor			Outstanding balance as of
Type	Contract	Maturity	Creditor of Guarantee	Company	Relationship	Type of Guarantee	Currency	12-31-2017	12-31-2016
Secured	Bonds Serie B	October 2028	Bondholders of Enel Américas' Bonds	Enel Américas S.A.	Entities demerged from original debtor Enersis S.A. (codebtor Enel Chile S.A.) (1)	Codebtor	USD	31,294	33,449
						Total		31,294	33,449
(1)

As a result of the Enersis’ Spin-Off and in accordance with the bond indenture, all entities arising from the demerger are liable for the debt, regardless that the payment obligation remains in Enel Américas S.A.

33.3 Lawsuits and Arbitration Proceedings.

As of the date of these consolidated financial statements, the most relevant litigation involving the Company and its subsidiaries are as follows:

1.	Enel Generación Chile S.A.
1.1.

In 2005, three lawsuits were filed against Enel Generación Chile S.A., the Chilean Treasury and the Chilean Water Authority (DGA, in its Spanish acronym), which are currently being treated as a single proceeding, requesting that DGA Resolution No. 134, which established non-consumptive water rights in favor of Enel Generación Chile S.A. to build the Neltume hydroelectric power plant project be declared null as a matter of public policy, with compensation for damages. Alternatively, the lawsuits request the compensation for damages for the losses allegedly sustained by the plaintiffs due to the loss of their status as riparian owners along Pirihueico Lake, as well as due to the devaluation of their properties. The defendants have rejected these allegations, contending that the DGA Resolution complies with all legal requirements, and that the exercise of this right does not cause any detriment to the plaintiffs, among other arguments. The sums involved in these suits are undetermined. This case was joined with two other cases: the first one is captioned “Arrieta v. the State and Others” in the 9th Civil Court, docket 15279-2005 and the second is captioned “Jordán v. the State and Others,” in the 10th Civil Court, docket 1608-2005. With regard to these cases, an injunction has been ordered against entering into any acts and contracts concerning Enel Generación Chile S.A.’s water rights related to the Neltume project. On September 25, 2014, the Court of Law issued an unfavorable ruling against Enel Generación Chile S.A. that in essence declared the right to use water established by DGA Resolution No. 134 illegal and orders its cancellation in the corresponding Water Rights Register of the correspondent Real Estate Registrar. Enel Generación Chile S.A. filed an appeal and cassation resources with the Santiago Court of Appeals, which are still pending. In parallel, on June 9, 2017 the Court of Appeals issued a complementary ruling rejecting the claims for compensation for damages on the ground that there were no damages affecting the defendants, Enel Generación Chile S.A. filed an appeal, which is still pending resolution. Notwithstanding the foregoing, on January 29, 2018, the Board of Enel Generación Chile SA unanimously agreed to stop and abandon the development of the hydroelectric projects of Neltume and Choshuenco for not being economically viable, so this judicial contingency is over. The judicial plaintiffs had requested the declaration by a court that the water right is null.

2.	GasAtacama Chile S.A.
2.1.

On May 23, 2016 the Superintendency of Electricity and Fuels by means of ORD No. 5,705, filed charges against GasAtacama Chile S.A., for providing allegedly erroneous information to national centralizing operating agent CDEC-SING regarding the Minimum Technical (MT) and Average Time of Operation (TMO) parameters during the period from January 1, 2011 to October 29, 2015, GasAtacama Chile S.A. submitted its objections, which were rejected through notification by the Superintendency’s Resolution No. 014606 dated August 4, 2016, setting a fine for UTM 120,000. Disagreeing with the Superintendency’s resolution applying the fine in question, GasAtacama Chile S.A. filed an appeal for reinstatement filed before the Superintendency, which was rejected by the Superintendency through Resolution No. 15908, dated November 2, 2016, confirming the totality of the fine imposed. In opposition to the aforementioned resolution, GasAtacama Chile S.A. filed an illegality claim before the Court of Appeals of Santiago, recognizing a provision for 25% of the fine. To date, the claim of illegality is pending resolution by the Court of Appeals of Santiago. The loss contingency rating on this issue is probable because although the contingency was assessed on the basis that the fine imposed does not meet the legal requirement, nevertheless we had to make provisions for 50% of the fine, for the single fact of the application of the fine by the State Regulator. The basis for recognizing half of the risk lies in the fact that we have sued the Superintendence of Electricity and Fuels, before the Courts of Justice, requesting the annulment of the fine because it has no legal basis.

3.	Enel Distribución Chile S.A.

3.1.

The attorney, Ms. Nicole Vasseur Porcel, as legal representative of Ms. Camila Paz Castillo Abarca and her daughter Ms. Kimora Belén Fernández Castillo, and Ms. Graciela Rodríguez Mundaca, filed a lawsuit against Enel Distribución Chile for a total amount of ThCh$600,000 (ThCh$200,000 each) for alleged punitive damages due to death of her spouse, father and son, respectively, Mr. Javier Fernández Rodríguez, occurred on February 21, 2012 as a result of the injuries suffered by the fall of a street lighting pole on him after a truck passing through hooked the power lines attached to such a pole and caused it to fall. On February 24, 2016, Enel Distribución Chile requested the abandonment of the legal action and the reopening of the case. On March 2, 2016, the Court ruled to reopen the case, but the request for abandonment of the legal action was pending. On June 6, 2016, the case was reopened and the request for abandonment of the procedure was still pending resolution.

3.2.

Ms. Evelyn del Carmen Molina González, on her behalf and on behalf or her under-age daughters Maite Alué Letelier Molina and Daniela Anaís Letelier Molina, filed a lawsuit against Chilectra S.A. (now Enel Distribución Chile S.A.) and its subcontractor Sociedad de Servicios Personales para el Área Eléctrica Limitada (“SSPAEL”)for a total amount of ThCh$2,000,000 for alleged punitive damages due to death of her spouse and father, respectively, Mr. David Letelier Rivera, which occurred on May 25, 2013 as a result of the injuries suffered by electrocution and falling from a street lightning pole while working. Chilectra S.A filed dilatory exceptions which are still pending resolution by the court, and it is waiting for the demand to be legally notified to the co-defendant SSPAEL, On July 4, 2016, Chilectra S.A requested the court to issue a resolution on the dilatory exceptions filed on November 16, 2014. On September 13, 2016, the defendants presented rejoinders. On October 25, 2016, the court summoned the parties to a conciliation hearing, which occurred on December 12, 2016, without reaching an agreement. On January 27, 2017, the case was received for trial. On June 27, 2017, after finalizing the evidence period, the court submitted the observations to the evidence. On September 12, 2017, the parties were summoned to hear sentence and the defendants filed an appeal against this ruling, which is still pending resolution. The sentence was delivered on November 7, 2017 and found SSPAEL and Enel Distribución Chile jointly liable to pay the sum of ThCh$ 90,000 for moral damages to the plaintiffs, plus readjustments and costs. On November 24, 2017 Chilectra S.A. filed an appeal against the ruling, raising the antecedents to the I.C.A. of Santiago on December 4, 2017.

3.3.

Ms. Ximena Acevedo Herrera, Benjamín Jiménez Acevedo, Francisco Jiménez Acevedo, Nancy Garrido Muñoz, Juan Carlos Jiménez Rocuant, Carolina Jiménez Garrido and Natalia Jiménez Garrido filed a lawsuit against Ingeniería Eléctrica Azeta Ltda and Enel Distribución Chile S.A. for a total amount of ThCh$878,227 for alleged punitive damages due to the death of their spouse, father, son, and brother, Mr. Juan Pablo Jiménez Garrido, which occurred on February 22, 2013 as a result of a head trauma caused by a bullet. Enel Distribución Chile is a defendant in its capacity as contractor of Azeta. The discussion period has been finalized. On November 23, 2017, the court noticing an error, invalidated the conciliation hearing, therefore the citation to it is pending notification. On this ground the plaintiff filed an appeal for reconsideration with subsidiary appeal against this resolution, the latter being granted.

3.4.

Mr. Víctor Hugo Coronado González; Ms. Francia Magali Bustos Uribe, both on their behalf and on behalf of the under-age daughter Nicolson Rocío Coronado Bustos, and Víctor Ignacio Coronado Bustos, filed a lawsuit against Enel Distribución Chile for a total amount of ThCh$704,860 for alleged punitive damages due to the accident that occurred on June 22, 2015 and affected Mr. Víctor Hugo Coronado González who received an electrical discharge and suffered severe injuries. On August 18, 2017, Enel Distribución ChileS.A. filed dilatory exceptions, with notice being given to the plaintiff on August 29. These were finally rejected, with Enel Distribución Chile S.A. appealing on October 30, 2017. On November 6, 2017, Enel Distribución Chile S.A. filed the plea for the defense. On December 22, 2017, the rebuttal was made.

3.5.

A class action lawsuit sponsored by the National Consumer Board (SERNAC) for alleged breach of the collective, diffuse interest of the consumers as provided for in the Consumer Protection Law, for which they petitioned that Enel Distribución Chile S.A. should be fined for the breach of the above law, and also that it should be sentenced to paying compensation for damages caused to all of the consumers as a result of the interruption of the supply that affected a large part of the Metropolitan Region Distribution Center as a result of the inclement weather front, specifically a snowstorm, in July 2017.

On November 13, 2017, Enel Distribución Chile filed the plea for the defense and the summons to the reconciliation hearing is pending.

3.6.

By means of Exempted Resolution 21,036 of November 3, 2017, the Superintendency of Electricity and Fuels confirmed the fine of 35,611 Monthly Tax Units imposed on Enel Distribución Chile S.A., when it ruled against the appeal for reconsideration of judgment filed on January 14, 2016, against Exempted Resolution 11,750 of December 29, 2015 because it considered that, in the period 2013-2014, Enel Distribución Chile had repeatedly exceeded the supply continuity indices stipulated in the law.  Enel Distribución Chile filed a remedy of complaint against this ruling with the Santiago Court of Appeals.

3.7.

By means of Exempted Resolution 21,129 of November 9, 2017, the Superintendency of Electricity and Fuels confirmed the fine of 2000 Monthly Tax Units imposed on Enel Distribución Chile S.A., when it ruled against the appeal for reconsideration of judgment filed on December 20, 2016 against Exempted Resolution 16,475 of December 7, 2016 because it considered that Enel Distribución Chile did not fulfill its obligation to keep its facilities in a good state of repair and in conditions that prevented any danger to people or things, with regard to the incident that occurred in the Lord Cochrane substation on April 17, 2016. Enel Distribución filed a remedy of complaint against this ruling with the Santiago Court of Appeals.

The management of the Company considers that the provisions recorded in the consolidated financial statements are adequate to cover the risks resulting from litigation described in this Note. It does not consider there to be any additional liabilities other than those specified.

Given the characteristics of the risks covered by these provisions, it is not possible to determine a reasonable schedule of payment dates if there are any.

33.4 Financial restrictions.

As of December 31, 2017, the Company, on a stand-alone basis, had no debt obligations and was therefore not subject to any covenants or events of default. However, a number of the Group’s subsidiaries’ loan agreements, include the obligation to comply with certain financial ratios, which is normal in contracts of this nature. There are also affirmative and negative covenants requiring the monitoring of these commitments. In addition, there are restrictions in the events-of-default clauses of the agreements which require compliance.

1.	Cross Default

Some of the financial debt contracts of Enel Generación Chile contain cross default clauses, The credit line agreement governed by Chilean law, which Enel Generación Chile signed in March 2016 for UF 2.8 million, stipulates that cross default is only triggered in the event of non-compliance by the borrower itself, i.e., Enel Generación Chile, with no reference made to its subsidiaries. In order to accelerate payment of the debt in this credit line due to cross default originated from other debt, the amount in default must exceed US$50 million, or the equivalent in other currencies, and other additional conditions must be met such as the expiration of any grace periods. Since being signed, this credit line has not been used. Enel Generación Chile’s international credit line governed by New York State law, which was signed in February 2016 expiring in February 2020, also makes no reference to its subsidiaries, thus, cross default is only triggered in the event of non-compliance by the borrower itself. For the repayment of debt to be accelerated under these credit lines due to cross default originated from other debt, the amount in default must exceed US$50 million or its equivalent in other currencies, and other additional conditions must be met, including the expiration of grace periods (if any), and a formal notice of intent to accelerate the debt repayment must have been served by creditors representing more than 50% of the amount owed or committed in the contract. As of December 31, 2017, these credit lines have not been drawn upon.

In relation to the bond issues of Enel Generación Chile registered with the SEC, commonly called “Yankee bonds”, a cross default can be triggered by another debt of the same company or of any of their subsidiaries, for any amount overdue provided that the principal of the debt giving rise to the cross default exceeds US$30 million or its equivalent in other currencies. Debt acceleration due to cross default does not occur automatically but has to be demanded by at least 25% of the bondholders of a certain series of Yankee bonds. The Yankee bonds of Enel Generación Chile mature in 2024, 2027, 2037 and 2097. For the specific Yankee bond that was issued in April 2014 with maturity in 2024, the threshold for triggering cross default increased to US$50 million or its equivalent in other currencies. As of December 31, 2017, the outstanding amount of the Yankee bonds was ThCh$ 438,757,209.

The Enel Generación Chile bonds issued in Chile state that cross default can be triggered only by the default of the issuer when the amount in default exceeds US$50 million or its equivalent in other currencies. Debt acceleration requires the agreement of at least 50% of the bondholders of a certain series. As of December 31, 2017, the outstanding amount of the local bonds was ThCh$324,822,376.

2.	Financial covenants

Financial covenants are contractual commitments with respect to minimum or maximum financial ratios that a company is obliged to meet at certain periods of time (quarterly, annually, etc.), and in certain cases upon compliance with certain conditions. Most of the financial covenants of the Group limit the level of indebtedness and evaluate the ability to generate cash flows in order to service the companies’ debts. Various companies are also required to certify these covenants periodically. The types of covenants and their respective limits vary based on debt and contract type.

The Enel Generación Chile bonds issued in Chile include the following financial covenants whose definitions and calculation formulas are established in the respective indentures:

Series H

•

Consolidated Debt Ratio: The consolidated debt ratio, which is Financial Debt to Capitalization, must be no more than 0.64. Financial debt is the sum of Interest-bearing loans, current; Interest-bearing loans, non-current; Other financial liabilities, current; Other financial liabilities, non-current; and Other obligations guaranteed by the issuer or its subsidiaries; while Capitalization is the sum of Financial liabilities and Total Equity. As of December 31, 2017, the ratio was 0.28.

•

Consolidated Equity: A minimum Equity of Ch$761,661 million must be maintained; this limit is adjusted at the end of each year as established in the indenture. Equity corresponds to Equity attributable to the shareholders of Enel Generación Chile. As of December 31, 2017, the equity of Enel Generación Chile was Ch$1,961,517,727 million.

•

Financial Expense Coverage: A financial expense coverage ratio of at least 1.85 must be maintained. Financial expense coverage is the quotient between i) the gross margin plus financial income and dividends received from investments in associates, and ii) financial expenses; both items refer to the period of four consecutive quarters ending on the quarter being reported. For the year ended December 31, 2017, this ratio was 11.55.

•

Net Asset Position with Related Companies: A net asset position with related companies of no more than US$100 million must be maintained. The Net asset position with related companies is the difference between i) the sum of current accounts receivable from related parties, non-current accounts receivable from related parties, less transactions in the ordinary course of business at less than 180 days term, short-term transactions of associates of Enel Generación Chile in which Enel Américas has no participation, and long-term transactions of associates of Enel Generación Chile in which Enel Américas has no participation; and ii) the sum of current accounts payable to related parties; non-current accounts payable to related parties, less transactions in the ordinary course of business at less than 180 days term; short-term transactions of associates of Enel Generación Chile in which Enel Américas has no participation; and long-term transactions of associates of Enel Generación Chile in which Enel Américas has no participation. As of December 31, 2017, using the exchange rate prevailing on that date, the Net asset position with related companies was a negative US$83.39 million, indicating that Enel Américas is a net creditor of Enel Generación Chile rather than a net debtor.

Series M

•

Consolidated Debt Ratio: The consolidated debt ratio, which is Financial debt to Capitalization, must be no more than 0.64. Financial debt is the sum of Interest-bearing loans, current; Interest-bearing loans, non-current; Other financial liabilities, current; and Other financial liabilities, non-current; while Capitalization is the sum of Financial liabilities, Equity attributable to the shareholders of the Company and Non-controlling interests. As of December 31, 2017, the debt ratio was 0.28.

•	Consolidated Equity: Same as for Series H.
•	Financial Expense Coverage Ratio: Same as for Series H.

Enel Generación Chile’s domestic (governed by Chilean law, maturity in April 2019) and international (governed by New York State law, maturity in July 2019 and February 2020) credit lines include the following covenants whose definitions and formulas, identical to each other, are established in the respective contracts:

•

Debt Equity Ratio: The debt equity ratio, which is Financial debt to Net Equity, must be no more than 1.4. Financial debt is the sum of Interest-bearing loans, current; Interest-bearing loans, non-current; while Net Equity is the sum of the Equity attributable to the shareholders of Enel Generación Chile, and Non-controlling interests. As of December 31, 2017, the ratio was 0.39.

•

Debt Repayment Capacity (Debt/EBITDA Ratio): The ratio between Financial Debt and EBITDA must be no more than 6.5. Financial Debt is the sum of interest-bearing loans, current; and interest-bearing loans, non-current; while EBITDA is the operating income excluding depreciation and amortization expense and impairment losses / (reversal of impairment losses) for the four mobile quarters ended on the calculation date. As of December 31, 2017, the Debt/EBITDA ratio was 1.34.

Yankee bonds are not subject to financial covenants.

As of December 31, 2017, the most restrictive financial covenant for Enel Generación Chile was the Debt Equity Ratio requirement for two credit lines.

The other Group companies not mentioned in this Note, are not subject to compliance with financial covenants.

Lastly, in most of the contracts, debt acceleration for non-compliance with these covenants does not occur automatically, but is subject to certain conditions, such as a cure period.

As of December 31, 2017 and 2016, neither the Company nor any company of the Group was in default under their financial obligations summarized herein or other financial obligations whose defaults might trigger the acceleration of their financial commitments.

33.5 Other Information

Enel Distribución Chile S.A.

•

On June 16, 2017, severe weather, including heavy rain and wind, affected the Santiago Metropolitan Region. The weather system resulted in trees and branches, roofs and advertising signs falling on the electric lines, cutting power to our customers.

As a result of effect caused by this severe weather, automatic compensations to customers were triggered as required by law when interruption of electricity supply is over 20 hours. The compensations were applied in the following or subsequent month according to the billing cycles.

In addition, Enel Distribución Chile granted an additional and extraordinary credit to those customers whose electric supply was interrupted for over 24 hours. The credit applied to customers in the billing was for up to Ch$25,000 per customer, which is equivalent to the monthly average consumption per client (240kWh/monthly). The total amount for the additional credit was ThCh$590,796, which has been recognized as an expense in these interim consolidated financial statements.

On August 11, 2017, the Superintendency of Electricity and Fuels imposed a fine of 70,000 Monthly Tax Units (UTM) (ThCh$3,288,040) related to this severe weather event (See Note 35.3).

•

On July 15, 2017, intense rain and a snowstorm hit the Santiago Metropolitan Region. This severe weather resulted in trees and branches falling on the electric lines causing significant damage to the electric network infrastructure, cutting power to our customers.

As a result of effect caused by this severe weather, automatic compensations to customers were triggered as required by law when interruption of electricity supply is over 20 hours. The compensations were applied in the following or subsequent month according to the billing cycles.

Enel Distribución Chile granted an additional and extraordinary credit to those customers whose electric supply was interrupted for over 24 hours. The credit applied to customers in the billing will be for up to Ch$25,000 per customer. The estimate for the total amount related to the additional credit is ThCh$2,775,069, which has been recognized as an expense in these consolidated financial statements.

On December 29, 2017, the Superintendency of Electricity and Fuels imposed three fines for a total of 110,000 UTM (ThCh$5,166,920) related to this severe weather event (See Note 35.3).